Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Dec. 14, 2016
Registrant Name	SunAmerica Specialty Series
Central Index Key	0001274768
Amendment Flag	false
Document Creation Date	Dec. 14, 2016
Document Effective Date	Dec. 14, 2016
Prospectus Date	Dec. 14, 2016